Acquisitions (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Mar. 30, 2020
Disclosure of detailed information about business combination [line items]
Acquisition related costs	€ 0.2	€ 0.3	€ 1.0	€ 0.3
Toppfrys AB
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired					19.00%
Proportion of voting rights held in subsidiary			100.00%
Consideration transferred					€ 1.0